Taxation - Narrative (Details)			6 Months Ended		12 Months Ended
	Apr. 01, 2023 GBP (£)	Mar. 31, 2023	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate (as a percent)			0.00%
Profits rate corporation tax rate (as a percent)	19.00%
Other permanent differences	£ 50,000		$ 373,873	$ 193,970
Unrecognized deferred tax assets			93,975,021		$ 92,914,723
Deferred tax liabilities (assets)			(180,816)	$ 0	540,126
Deferred tax liability			$ 376,804		$ 529,018
Isle of Man
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate (as a percent)			0.00%
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate (as a percent)			25.00%
Corporate income tax rate (as a percent)	25.00%	19.00%
Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate (as a percent)			30.00%
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate (as a percent)			30.00%